SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
NOTE 23. SUBSEQUENT EVENTS
Approval of Consolidated Financial Statements
These Condensed Consolidated Interim Financial Statements were approved by Chief Executive Financial for publication at August 09, 2024. The Financial Statements have been reviewed, not audited.

Repurchase Bonds maturing in 2025 and 2027 Bancolombia S.A.
On July 8, 2024, repurchase USD 2,013 of ordinary bonds maturing 2025 and USD 4,661 the subordinated bonds maturing 2027, issued by Bancolombia S.A., was carried out (the “Bonds”), whose public repurchase offer abroad was announced on June 3, 2024. These bonds were designated as hedging instruments in the net exposure of the investment in Banistmo, so the repurchase transaction originates a partial discontinuation of coverage in the amount of USD 6,674.